Trade receivables and other current assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
Accounting policies for trade receivables and other current assets are described in Note 7.

8.1 Trade receivables

In 2020, trade receivables related mainly to invoices issued to PharmaEngine, in connection with the charging-back of shared external clinical research organization costs under the License and Collaboration Agreement as amended (see Note 4 for more detail on the License and Collaboration Agreement). This agreement terminated in March 31, 2021 and the related receivables have been settled.

	As of December 31,
(in thousands of euros)	2021	2020
Trade receivables	—	62
Trade receivables	—	62
Trade receivables break down as follows:

	As of December 31,
(in thousands of euros)	2021	2020
Due in 3 months or less	—	62
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	—	62

8.2 Other current assets

Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2021	2020
Research tax credit receivable	2,490	1,927
VAT receivable	1,058	971
Prepaid expenses	2,213	2,217
Other receivables	3,378	920
Other current assets	9,139	6,035

As of December 31, 2021, prepaid expenses mainly relate to:

•research agreements related to the MD Anderson agreement (see Note 4.4 – Collaboration Agreement with the University of Texas MD Anderson Cancer Center) for €1.0 million, and
•insurance related to the Directors & Officers for €0.6 million.

As of December 31, 2020, prepaid expenses mainly relate to research agreements related to MD Anderson agreement (see Note 4.4 – Collaboration Agreement with the University of Texas MD Anderson Cancer Center) for €1.6 million.

Other receivables mainly comprised advances paid to suppliers in the amounts of €3,043 thousand as of December 31, 2021 as compared to €805 thousand as of December 31, 2020. This advance payment is mainly related to the new ICON contract signed in 2021 in conjunction with the launch of the 312 study.

Research tax credit

The Company receives a research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 15 for additional details on the CIR research tax credit.

The research tax credit for 2021 was €2.5 million (€2.3 million for Nanobiotix S.A. and €218 thousand for Curadigm SAS), while the amount for 2020 was €1.9 million (€1.9 million for Nanobiotix S.A. and €69 thousand for Curadigm SAS).
The 2020 research tax credit was collected by the Company in November 2021, while the 2019 research tax credit was collected in July 2020.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2019	5,688
Refund of 2018 research tax credit – Nanobiotix SA	(3,251)
Refund of 2019 research tax credit – Nanobiotix SA	(2,374)
Refund of 2019 research tax credit – Curadigm SAS	(64)
2020 research tax credit – Nanobiotix SA	1,858
2020 research tax credit – Curadigm SAS	69
Receivable as of December 31, 2020	1,927
Refund of 2020 research tax credit – Nanobiotix SA	(1,858)
Refund of 2020 research tax credit – Curadigm SAS	(69)
2021 research tax credit – Nanobiotix SA	2,272
2021 research tax credit – Curadigm SAS	218
Receivable as of December 31, 2021	2,490